Secured Loans	12 Months Ended
Dec. 31, 2016
Convertible Promissory Note, Short-Term Bank Loans, Net & Secured Loans [Abstract]
SECURED LOANS

14. SECURED LOANS

The following is a summary of the Company’s secured loans as of December 31, 2016 and 2015:

			December 31,	December 31,
Lender name	Interest rate	Term	2016	2015
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 12.0%	From May 29, 2015 to May 28, 2016	$-	$9,365,806
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.5%	From October 29, 2015 to Oct 28, 2016	-	15,373,476
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	14,370,526	-
Less unamortized financing cost			(215,558)
			$14,154,968	$24,739,282

As of December 31, 2016 and 2015, the secured loan has maturity terms within 1 year. Interest expense incurred on the secured loan was $2,081,104 and $2,302,136 for the years ended December 31, 2016 and 2015, respectively. Financing expenses incurred on the above short-term bank loans was $361,423 and nil for the years ended December 31, 2016 and 2015, respectively.

The secured loan was guaranteed by shareholders of the Feng Hui (See Note 23), and Feng Hui pledged $28,049,885 and $11,830,491 loans receivable from its customers as of December 31, 2016 and 2015, respectively, to secure these loans for the lender.